LEASES - Components of Lease Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 115	$ 121
Finance lease cost
Amortization of right-of-use assets	5	5
Interest on lease liabilities	5	5
Variable lease cost	54	89
Lease cost	$ 179	$ 220